Intangible assets	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

14. Intangible assets

Cost	Patents (As Restated)	Application Platforms (As Restated)	Software (As Restated)	Brand (As Restated)	Customer Lists and Contracts (As Restated)	Total (As Restated)
	$	$	$	$	$	$
August 31, 2020	2,926,782	1,059,380	10,763,975	2,070,573	3,455,572	20,276,282
Disposal of Motorsports	-	-	(3,598,869)	(201,627)	(222,650)	(4,023,146)
Acquisition of SideQik	-	-	910,000	210,000	310,000	1,430,000
Impairment of SideQik	-	-	(901,960)	(209,072)	(308,630)	(1,419,662)
Impairment of UMG	-	(152,011)	-	(149,975)	(83,244)	(385,230)
Impairment of Winview	(705,331)	-	-	-	-	(705,331)
Foreign exchange	-	16,974	255,577	81,759	11,063	365,373
August 31, 2021	2,221,451	924,343	7,428,723	1,801,658	3,162,111	15,538,286

August 31, 2021	2,221,451	924,343	7,428,723	1,801,658	3,162,111	15,538,286
Impairment	(800,231)	(38,851)	-	(39,892)	(15,644)	(894,618)
Disposal of Eden Games	-	(269,098)	(4,709,219)	(1,390,134)	(269,010)	(6,637,461)
Disposal of UMG	-	(105,715)	-	(80,230)	(144,729)	(330,674)
Foreign exchange	-	(14,450)	(285,842)	(82,763)	(19,230)	(402,285)
August 31, 2022	1,421,220	496,229	2,433,662	208,639	2,713,498	7,273,248

Accumulated amortization	Patents (As Restated)	Application Platforms (As Restated)	Software (As Restated)	Brand (As Restated)	Customer Lists and Contracts (As Restated)	Total (As Restated)
	$	$	$	$	$	$
August 31, 2020	628,684	757,918	4,909,001	1,050,835	600,848	7,947,286
Amortization	492,449	107,158	1,711,771	422,842	418,904	3,153,124
Disposal of Motorsports	-	-	(532,412)	(201,627)	(222,650)	(956,689)
Foreign exchange	-	13,560	229,650	34,385	(4,741)	272,854
August 31, 2021	1,121,133	878,636	6,318,010	1,306,435	792,361	10,416,575

August 31, 2021	1,121,133	878,636	6,318,010	1,306,435	792,361	10,416,575
Amortization	300,087	6,857	666,672	157,381	295,255	1,426,252
Disposal of Eden Games	-	(269,098)	(4,709,219)	(1,112,108)	(250,801)	(6,341,226)
Disposal of UMG	-	(105,715)	-	(80,230)	(144,729)	(330,674)
Foreign exchange	-	(14,451)	(285,842)	(62,839)	(17,717)	(380,849)
August 31, 2022	1,421,220	496,229	1,989,621	208,639	674,369	4,790,078

Net book value	Patents (As Restated)	Application Platforms (As Restated)	Software (As Restated)	Brand (As Restated)	Customer Lists and Contracts (As Restated)	Total (As Restated)
	$	$	$	$	$	$
August 31, 2021	1,100,318	45,707	1,110,713	495,223	2,369,750	5,121,711
August 31, 2022	-	-	444,041	-	2,039,129	2,483,170

For further intangible asset impairment information as it relates to discontinued operations, see Note 27.

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

13. Intangible assets

Cost	Patents (As Restated)	Application Platforms (As Restated)	Software (As Restated)	Brand (As Restated)	Customer Lists and Contracts (As Restated)	Total (As Restated)
	$	$	$	$	$	$

August 31, 2019	-	760,323	5,055,798	1,662,993	477,592	7,956,706
Acquisition of UMG	-	560,000	-	510,000	460,000	1,530,000
Impairment of UMG	-	(263,422)	-	(239,902)	(216,382)	(719,706)
Acquisition of Frankly	-	-	2,000,000	100,000	2,700,000	4,800,000
Acquisition of WinView	9,430,265	-	-	-	-	9,430,265
Impairment of Winview	(6,503,483)	-	-	-	-	(6,503,483)
Acquisition of WTF1	-	-	557,709	-	-	557,709
Acquisition of Driver DB	-	-	854,158	-	-	854,158
Acquisition of Lets Go Racing	-	-	2,116,267	-	-	2,116,267
Foreign exchange	-	2,479	180,043	37,482	34,362	254,366
August 31, 2020	2,926,782	1,059,380	10,763,975	2,070,573	3,455,572	20,276,282
Disposal of Motorsports	-	-	(3,598,869)	(201,627)	(222,650)	(4,023,146)
Acquisition of SideQik	-	-	910,000	210,000	310,000	1,430,000
Impairment of SideQik	-	-	(901,960)	(209,072)	(308,630)	(1,419,662)
Impairment of UMG	-	(152,011)	-	(149,975)	(83,244)	(385,230)
Impairment of Winview	(705,331)	-	-	-	-	(705,331)
Foreign exchange	-	16,974	255,577	81,759	11,063	365,373
August 31, 2021	2,221,451	924,343	7,428,723	1,801,658	3,162,111	15,538,286

Accumulated amortization	Patents (As Restated)	Application Platforms (As Restated)	Software (As Restated)	Brand (As Restated)	Customer Lists and Contracts (As Restated)	Total (As Restated)
	$	$	$	$	$	$

August 31, 2019	-	628,277	2,634,338	673,302	296,061	4,231,978
Amortization	628,684	127,681	2,205,781	348,858	180,182	3,491,186
Foreign exchange	-	1,960	68,882	28,675	124,605	224,122
August 31, 2020	628,684	757,918	4,909,001	1,050,835	600,848	7,947,286
Amortization	492,449	107,158	1,711,771	422,842	418,904	3,153,124
Disposal of Motorsports	-	-	(532,412)	(201,627)	(222,650)	(956,689)
Foreign exchange	-	13,560	229,650	34,385	(4,741)	272,854
August 31, 2021	1,121,133	878,636	6,318,010	1,306,435	792,361	10,416,575

Net book value	Patents (As Restated)	Application Platforms (As Restated)	Software (As Restated)	Brand (As Restated)	Customer Lists and Contracts (As Restated)	Total (As Restated)
	$	$	$	$	$	$

August 31, 2020	2,298,098	301,462	5,854,974	1,019,738	2,854,724	12,328,996
August 31, 2021	1,100,318	45,707	1,110,713	495,223	2,369,750	5,121,711

a)	Winview

During the year ended August 31, 2020, the Company conducted a comprehensive review of its forecasts, considering various factors, including changes in market conditions and business outlook. The outcome of this review led to a revision of the forecasts associated with Winview.

As a result of the revised forecasts, the company recognized impairment losses on intangible assets as of August 31, 2020. This impairment reflects the updated assessment of the recoverable amounts, which are now lower than the carrying amounts.

The impairment losses recognized have been recognized in the consolidated statement of loss and comprehensive loss. During the years ended August 31, 2020 and 2021, the Company recognized patent impairment expense amounting to $6,503,483 and $705,331, respectively. As the resulting fair value less cost of disposal was determined to be $0, the impairment losses were limited to the lesser of the carrying value of the Winview CGU or the intangible assets as of each measurement date.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)